INTERIM FINANCIAL DATA (Policies)	6 Months Ended
Jun. 30, 2022
INTERIM FINANCIAL DATA [Abstract]
Basis of accounting
Basis of accounting

The condensed consolidated financial statements are prepared in accordance with U.S. GAAP. The condensed consolidated financial statements include the assets and liabilities and results of operations of the Company and its subsidiaries including variable interest entities in which SFL is deemed to be the primary beneficiary. All inter-company balances and transactions have been eliminated on consolidation.

The condensed consolidated financial statements are prepared in accordance with the accounting policies described in the Company’s Annual Report on Form 20-F for the year ended December 31, 2021.

Recently Issued Accounting Standards
Recently Issued Accounting Standards

The following is a brief discussion of a selection of recently released accounting pronouncements that are pertinent to the Company's business:

In March 2022, the Financial Accounting Standards Board ("FASB") issued ASU No. 2022-02, "Financial Instruments—Credit Losses (Topic 326): Troubled Debt Restructurings and Vintage Disclosures" ("ASU 2022-02"). The amendments in this ASU eliminate the accounting guidance for troubled debt restructurings ("TDRs") by creditors in Subtopic 310-40, while enhancing disclosure requirements for certain loan refinancings and restructurings by creditors when a borrower is experiencing financial difficulty. The amendments are effective for the Company beginning after December 15, 2022. As of period ended June 30, 2022, the Company does not expect the changes prescribed in ASU 2022-02 to have a material impact on its consolidated financial position, results of operations or cash flows, however, we will re-evaluate the amendments based on the facts and circumstances of the Company at the time of implementation of the guidance.

In October 2021, the FASB issued ASU No. 2021-08, "'Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers" ("ASU 2021-08"). This ASU requires entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. The amendments improve comparability after the business combination by providing consistent recognition and measurement guidance for revenue contracts with customers acquired in a business combination and revenue contracts with customers not acquired in a business combination. The amendments are effective for the Company beginning after December 15, 2022, and are applied prospectively to business combinations that occur after the effective date. The Company will evaluate these amendments based on the facts and circumstances of any future business combinations.

In March 2020, the FASB issued ASU 2020-04, "Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting". Accounting Standards Codification (“ASC”) 848 provided temporary optional expedients and exceptions to the U.S. GAAP guidance on contract modifications and hedge accounting to reduce the financial reporting burden in light of the market transition from London Interbank Offered Rates (“LIBOR”) and other reference interest rates to alternative reference rates. Under ASC 848, companies can elect not to apply certain modification accounting requirements to contracts affected by reference rate reform if certain criteria are met. An entity that makes this election would not be required to remeasure the contracts at the modification date or reassess a previous accounting determination. The amendments of ASC 848 apply only to contracts, hedging relationships and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. In January 2021, the FASB issued ASU 2021-01, which clarified the scope of Topic 848 in relation to derivative instruments and contract modifications. The amendments in these updates are elective and are subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments in these updates are effective for all entities from March 12, 2020 through to December 31, 2022. The Company has determined that the reference rate reform will impact its floating rate debt facilities and interest rate swaps contracts. In order to preserve the presentation of derivatives consistent with past presentation, the Company expects to take advantage of the expedients and exceptions provided by the ASUs when LIBOR is discontinued and replaced with alternative reference rates.
Recently adopted accounting standards
Recently Adopted Accounting Standards

In August 2020, the FASB issued ASU 2020-06, "Accounting for Convertible Instruments and Contracts in an Entity's Own Equity". ASU 2020-06 eliminates the accounting model that require separation of beneficial conversion and cash conversion features from convertible instruments and simplifies the derivative scope exception guidance pertaining to equity classification of contracts in an entity’s own equity. Consequently, a convertible debt instrument is now accounted for as a single liability measured at its amortized cost or as a single equity instrument measured at its historical cost, as long as no other features require bifurcation and recognition as derivatives. By removing those separation models, the interest rate of convertible debt instruments typically is now closer to the coupon interest rate. ASU 2020-06 also introduces additional disclosures for convertible debt and freestanding instruments that are indexed to and settled in an entity’s own equity. ASU 2020-06 also amends the diluted earnings per share guidance, including the requirement to use the if-converted method for all convertible instruments.

The Company adopted this update on January 1, 2022 using the modified retrospective approach, whereby a cumulative effect adjustment was made to reduce retained earnings on January 1, 2022 without any retroactive application to prior periods. The cumulative effect of adopting this guidance was an incremental adjustment of $4.3 million to the Company's opening retained earnings and a $5.9 million reduction to additional paid-in capital as of January 1, 2022. This net adjustment to equity of $1.6 million is solely in respect of its 4.875% senior unsecured convertible notes due 2023 and resulted in a corresponding decrease in the deferred debt issuance costs of the notes (see Note 14: Share Capital, Additional Paid-In Capital and Contributed Surplus).

Also, as the Company already uses the average market price for share price quotations and the if-converted method for its convertible instruments in the computation of the diluted earnings per share, the other amendments in ASU 2020-06 did not have any impact on the Company.

Significant accounting policies - update
Significant Accounting Policies - Update

Our significant accounting policies are described in "Note 2: Accounting Policies" of our Annual Report on Form 20-F for the year ended December 31, 2021. Our updated significant accounting policies described below reflect the impact of adopting ASU 2020-06.

Convertible notes
Convertible notes

Through December 31, 2021, the Company separately accounted for the liability and equity components of the Convertible Notes at issuance. The debt issuance costs related to the issuance of the Convertible Notes were also previously allocated to the liability and equity components based on their relative values. With the adoption of ASU 2020-06, on January 1, 2022, amounts for convertible notes, including debt issuance costs, that were previously classified within equity are now reclassified to the liability component, net of any remaining unamortized amounts. Debt issuance costs are amortized to interest expense, on a straight-line basis, over the term of the relevant convertible notes. (See also "Recently Adopted Accounting Standard" above).

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Management of the Company believes that the accounting estimates and assumptions that have been made are appropriate given the continuing uncertainties surrounding the severity and duration of the impacts of the COVID-19 pandemic. However actual results could differ materially from those estimates.